LONG-TERM DEBT (Details 4) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Long Term Debt [Line Items]
Liabilities Arising From Financing Activities	$ 1,288.1
Borrowings	0.0
Repayments	(304.4)
Fair Value changes	(78.3)
Interest & Accretion	62.2
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	967.6
Long-term borrowings [member]
Long Term Debt [Line Items]
Liabilities Arising From Financing Activities	1,007.7
Borrowings	0.0
Repayments	(230.0)
Fair Value changes	0.0
Interest & Accretion	2.8
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	780.5
Interest Payable [Member]
Long Term Debt [Line Items]
Liabilities Arising From Financing Activities	6.9	[1]
Borrowings	0.0	[1]
Repayments	(59.4)	[1]
Fair Value changes	0.0	[1]
Interest & Accretion	59.4	[1]
Foreign Exchange	0.0	[1]
Liabilities Arising From Financing Activities	6.9	[1]
Gold stream obligation [Member]
Long Term Debt [Line Items]
Liabilities Arising From Financing Activities	273.5
Borrowings	0.0
Repayments	(15.0)
Fair Value changes	(78.3)
Interest & Accretion	0.0
Foreign Exchange	0.0
Liabilities Arising From Financing Activities	$ 180.2

[1]	For the purposes of this reconciliation, interest paid for the year ended December 31, 2018 excludes $3.8 million in standby fees on the Credit Facility and fees on the Company’s issued letters of credit.